Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (3.4%)
	Walt Disney Co.	412,634	43,108
	AT&T Inc.	1,640,984	42,698
	Verizon Communications Inc.	967,649	39,780
	Comcast Corp. Class A	845,228	22,559
*	Warner Bros Discovery Inc.	567,865	13,629
	T-Mobile US Inc.	52,238	10,918
*	Take-Two Interactive Software Inc.	39,825	9,800
	Electronic Arts Inc.	30,990	6,261
	Omnicom Group Inc.	73,319	5,251
*	Charter Communications Inc. Class A	21,283	4,259
	Fox Corp. Class A	48,071	3,149
	News Corp. Class A	85,111	2,185
	Fox Corp. Class B	34,152	1,990
	Match Group Inc.	55,338	1,843
	Paramount Skydance Corp. Class B	71,090	1,139
	News Corp. Class B	29,415	866
			209,435
Consumer Discretionary (8.3%)
*	Amazon.com Inc.	935,464	218,169
	McDonald's Corp.	163,768	51,066
	Home Depot Inc.	127,869	45,639
	Lowe's Cos. Inc.	128,630	31,190
	Starbucks Corp.	260,857	22,723
	NIKE Inc. Class B	272,583	17,617
	General Motors Co.	218,441	16,060
	TJX Cos. Inc.	104,939	15,942
	Ross Stores Inc.	75,030	13,232
	Ford Motor Co.	896,592	11,907
	DR Horton Inc.	63,693	10,128
[1]	Lennar Corp. Class A	50,437	6,622
	Yum! Brands Inc.	37,567	5,756
*	Ulta Beauty Inc.	10,303	5,552
	Genuine Parts Co.	31,875	4,157
*	Aptiv plc	49,895	3,869
	Best Buy Co. Inc.	45,048	3,571
	Tractor Supply Co.	55,869	3,061
	eBay Inc.	34,527	2,859
	Darden Restaurants Inc.	15,292	2,746
	Hasbro Inc.	30,553	2,524
*	Lululemon Athletica Inc.	13,502	2,487
	Pool Corp.	7,542	1,837
*	NVR Inc.	244	1,832
	LKQ Corp.	58,949	1,750
	Domino's Pizza Inc.	4,164	1,747
*	MGM Resorts International	46,923	1,656
*	Mohawk Industries Inc.	11,997	1,390
			507,089
Consumer Staples (7.0%)
	Procter & Gamble Co.	537,544	79,642
	Coca-Cola Co.	888,846	64,992
	PepsiCo Inc.	314,164	46,729
	Walmart Inc.	332,371	36,730
	Philip Morris International Inc.	164,308	25,875
	Mondelez International Inc. Class A	296,867	17,091
	Altria Group Inc.	208,351	12,295
	Target Corp.	104,411	9,462
	Kroger Co.	139,739	9,402
	Keurig Dr Pepper Inc.	311,668	8,696
	Colgate-Palmolive Co.	103,989	8,360
	Sysco Corp.	109,700	8,359
	Kimberly-Clark Corp.	76,242	8,320

		Shares	Market Value ($000)
	Kenvue Inc.	440,774	7,647
*	Monster Beverage Corp.	91,663	6,874
	Archer-Daniels-Midland Co.	110,205	6,694
	Hershey Co.	34,019	6,398
	General Mills Inc.	122,627	5,806
	Dollar General Corp.	50,447	5,523
	Estee Lauder Cos. Inc. Class A	56,417	5,307
	Kellanova	61,694	5,160
	Kraft Heinz Co.	196,027	5,001
*	Dollar Tree Inc.	44,608	4,943
	Church & Dwight Co. Inc.	55,850	4,756
	Constellation Brands Inc. Class A	32,818	4,476
	McCormick & Co. Inc. (Non-Voting)	57,950	3,910
	Tyson Foods Inc. Class A	65,509	3,803
	Bunge Global SA	32,112	3,085
	Clorox Co.	28,000	3,022
	J M Smucker Co.	24,472	2,549
	Conagra Brands Inc.	109,721	1,959
	Lamb Weston Holdings Inc.	32,045	1,893
	Molson Coors Beverage Co. Class B	38,939	1,811
	Hormel Foods Corp.	66,897	1,553
	Campbell's Co.	45,239	1,379
	Brown-Forman Corp. Class B	40,492	1,173
			430,675
Energy (5.8%)
	Exxon Mobil Corp.	978,350	113,410
	Chevron Corp.	441,642	66,745
	ConocoPhillips	286,552	25,414
	Marathon Petroleum Corp.	69,817	13,526
	EOG Resources Inc.	125,223	13,505
	Phillips 66	92,814	12,712
	Valero Energy Corp.	71,347	12,611
	SLB Ltd.	342,130	12,399
	Kinder Morgan Inc.	449,118	12,270
	Baker Hughes Co.	226,445	11,368
	EQT Corp.	143,089	8,708
	Williams Cos. Inc.	134,416	8,190
	Occidental Petroleum Corp.	165,192	6,938
	Expand Energy Corp.	54,620	6,660
	Diamondback Energy Inc.	43,140	6,583
	Devon Energy Corp.	145,961	5,409
	Halliburton Co.	195,956	5,138
	Coterra Energy Inc.	174,989	4,697
	ONEOK Inc.	63,505	4,625
	APA Corp.	82,271	2,054
			352,962
Financials (16.2%)
*	Berkshire Hathaway Inc. Class B	214,610	110,269
	JPMorgan Chase & Co.	271,352	84,955
	Bank of America Corp.	1,563,844	83,900
	Wells Fargo & Co.	735,162	63,114
	Goldman Sachs Group Inc.	69,467	57,383
	Citigroup Inc.	422,484	43,769
	Charles Schwab Corp.	391,558	36,309
	Blackrock Inc.	33,048	34,611
	Capital One Financial Corp.	146,753	32,149
	Morgan Stanley	153,105	25,976
	Chubb Ltd.	85,100	25,205
	Blackstone Inc.	169,142	24,766
	CME Group Inc.	82,702	23,277
	S&P Global Inc.	38,001	18,956
	US Bancorp	357,122	17,517
	PNC Financial Services Group Inc.	90,362	17,234
	Travelers Cos. Inc.	51,658	15,129
	Truist Financial Corp.	295,921	13,760
	Allstate Corp.	60,448	12,874
	Aflac Inc.	110,451	12,184
	Marsh & McLennan Cos. Inc.	63,155	11,586
	KKR & Co. Inc.	88,247	10,793

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	63,113	9,928
	MetLife Inc.	128,355	9,827
	American International Group Inc.	127,305	9,696
	Prudential Financial Inc.	80,921	8,760
	Aon plc Class A	24,272	8,590
	Moody's Corp.	17,017	8,352
	Bank of New York Mellon Corp.	74,426	8,343
	Arthur J Gallagher & Co.	32,339	8,008
	Fidelity National Information Services Inc.	119,774	7,878
	State Street Corp.	65,211	7,761
*	Robinhood Markets Inc. Class A	58,577	7,527
*	Coinbase Global Inc. Class A	26,508	7,232
	M&T Bank Corp.	35,834	6,816
	Fifth Third Bancorp	152,220	6,615
	Cboe Global Markets Inc.	23,989	6,193
	Huntington Bancshares Inc.	360,711	5,880
	Northern Trust Corp.	43,936	5,771
	Nasdaq Inc.	61,319	5,575
	Citizens Financial Group Inc.	99,210	5,367
*	Block Inc. Class A	79,601	5,317
	Regions Financial Corp.	204,621	5,208
	T. Rowe Price Group Inc.	50,386	5,158
	PayPal Holdings Inc.	72,521	4,546
	Global Payments Inc.	55,801	4,227
	Loews Corp.	39,114	4,219
	Hartford Insurance Group Inc.	28,974	3,970
	Principal Financial Group Inc.	46,425	3,938
	KeyCorp	213,384	3,922
	Willis Towers Watson plc	11,620	3,730
	Everest Group Ltd.	9,609	3,020
	Cincinnati Financial Corp.	16,792	2,814
	Assurant Inc.	11,597	2,646
	Invesco Ltd.	102,348	2,502
	Globe Life Inc.	18,551	2,499
	Raymond James Financial Inc.	15,396	2,410
	W R Berkley Corp.	30,826	2,395
	Jack Henry & Associates Inc.	10,052	1,754
	Franklin Resources Inc.	70,455	1,592
	FactSet Research Systems Inc.	4,772	1,323
			987,025
Health Care (14.7%)
	Johnson & Johnson	552,732	114,371
	UnitedHealth Group Inc.	207,852	68,543
	Merck & Co. Inc.	573,249	60,094
	AbbVie Inc.	235,150	53,544
	Abbott Laboratories	399,459	51,490
	Thermo Fisher Scientific Inc.	86,672	51,209
	Gilead Sciences Inc.	284,782	35,837
	Pfizer Inc.	1,305,024	33,591
	Danaher Corp.	146,282	33,174
	Medtronic plc	294,089	30,976
	McKesson Corp.	28,547	25,153
	Amgen Inc.	70,431	24,331
	CVS Health Corp.	291,095	23,392
	Bristol-Myers Squibb Co.	467,170	22,985
	Regeneron Pharmaceuticals Inc.	23,379	18,240
	Elevance Health Inc.	51,671	17,478
	Cigna Group	61,249	16,983
	Cencora Inc.	44,478	16,409
*	IDEXX Laboratories Inc.	18,355	13,819
	Stryker Corp.	37,108	13,774
	Zoetis Inc.	101,703	13,036
	Becton Dickinson & Co.	65,769	12,761
*	Edwards Lifesciences Corp.	134,670	11,672
	Cardinal Health Inc.	54,842	11,641
	Agilent Technologies Inc.	65,180	10,005
*	IQVIA Holdings Inc.	39,000	8,970
	GE HealthCare Technologies Inc.	104,900	8,391
	HCA Healthcare Inc.	15,407	7,831

		Shares	Market Value ($000)
	Humana Inc.	27,583	6,779
*	Biogen Inc.	33,634	6,124
	STERIS plc	22,569	6,010
	Labcorp Holdings Inc.	19,060	5,123
	Quest Diagnostics Inc.	25,652	4,853
	West Pharmaceutical Services Inc.	16,486	4,571
	Zimmer Biomet Holdings Inc.	45,435	4,431
*	Centene Corp.	107,270	4,220
*	Mettler-Toledo International Inc.	2,784	4,111
*	Hologic Inc.	51,050	3,827
*	Cooper Cos. Inc.	45,798	3,569
*	Dexcom Inc.	51,181	3,249
	Universal Health Services Inc. Class B	12,933	3,151
*	Waters Corp.	7,380	2,977
*	Solventum Corp.	33,954	2,895
	Viatris Inc.	266,421	2,848
	Revvity Inc.	26,748	2,793
	Bio-Techne Corp.	35,784	2,309
*	Align Technology Inc.	15,504	2,282
	Baxter International Inc.	117,337	2,199
*	Moderna Inc.	78,999	2,052
*	Charles River Laboratories International Inc.	11,294	2,012
*	Molina Healthcare Inc.	12,412	1,840
*	Henry Schein Inc.	23,698	1,767
*	Incyte Corp.	15,084	1,576
			897,268
Industrials (8.1%)
	GE Aerospace	143,596	42,856
*	Boeing Co.	173,539	32,799
	Union Pacific Corp.	136,110	31,554
	Honeywell International Inc.	145,713	28,005
	RTX Corp.	132,087	23,103
	Lockheed Martin Corp.	47,151	21,589
	3M Co.	122,245	21,032
	General Dynamics Corp.	57,937	19,793
	Northrop Grumman Corp.	30,884	17,673
	Johnson Controls International plc	150,136	17,462
	United Parcel Service Inc. Class B	168,904	16,179
	Deere & Co.	32,366	15,034
	Norfolk Southern Corp.	51,462	15,031
	FedEx Corp.	49,846	13,742
	L3Harris Technologies Inc.	42,977	11,977
	Rockwell Automation Inc.	25,827	10,224
	Automatic Data Processing Inc.	40,007	10,214
	Illinois Tool Works Inc.	35,983	8,970
	Waste Management Inc.	39,991	8,713
	CSX Corp.	231,347	8,180
	Otis Worldwide Corp.	90,002	7,997
	Xylem Inc.	55,929	7,867
	Equifax Inc.	28,394	6,030
	PACCAR Inc.	54,178	5,711
	AMETEK Inc.	28,088	5,558
	Carrier Global Corp.	95,458	5,239
	Fastenal Co.	113,118	4,570
	Expeditors International of Washington Inc.	31,095	4,568
	Paychex Inc.	39,400	4,401
	CH Robinson Worldwide Inc.	27,109	4,307
	Southwest Airlines Co.	120,743	4,203
	Fortive Corp.	77,547	4,147
	Snap-on Inc.	12,012	4,085
	Verisk Analytics Inc.	17,999	4,051
	Jacobs Solutions Inc.	27,378	3,691
	Broadridge Financial Solutions Inc.	15,100	3,444
	Textron Inc.	40,827	3,395
	Dover Corp.	17,273	3,200
	Old Dominion Freight Line Inc.	22,876	3,095
	JB Hunt Transport Services Inc.	17,534	3,050
	IDEX Corp.	17,235	2,998
	Veralto Corp.	29,575	2,994

		Shares	Market Value ($000)
	Nordson Corp.	12,286	2,920
	Huntington Ingalls Industries Inc.	9,005	2,824
	Leidos Holdings Inc.	14,127	2,700
	Stanley Black & Decker Inc.	35,473	2,537
	Masco Corp.	28,344	1,839
	Rollins Inc.	28,295	1,740
	A O Smith Corp.	26,260	1,733
	Allegion plc	9,214	1,530
	Pentair plc	13,290	1,399
*	Builders FirstSource Inc.	12,206	1,370
*	Generac Holdings Inc.	5,120	776
	Emerson Electric Co.	5,281	704
			494,803
Information Technology (26.3%)
	Apple Inc.	1,839,149	512,847
	Microsoft Corp.	818,814	402,865
*	Advanced Micro Devices Inc.	372,444	81,018
	Cisco Systems Inc.	908,817	69,924
	Micron Technology Inc.	256,844	60,738
	Lam Research Corp.	290,492	45,317
	QUALCOMM Inc.	247,545	41,610
*	Intel Corp.	1,004,544	40,744
	Accenture plc Class A	142,928	35,732
	Texas Instruments Inc.	208,662	35,112
	Analog Devices Inc.	113,907	30,224
	Applied Materials Inc.	106,835	26,949
*	Adobe Inc.	56,445	18,070
	TE Connectivity plc	67,813	15,336
	Corning Inc.	178,869	15,061
	Seagate Technology Holdings plc	48,783	13,498
	Western Digital Corp.	79,572	12,997
	Roper Technologies Inc.	24,711	11,027
*	Cadence Design Systems Inc.	28,163	8,782
	Cognizant Technology Solutions Corp. Class A	112,012	8,704
*	Synopsys Inc.	20,406	8,530
*	Keysight Technologies Inc.	39,485	7,816
*	Sandisk Corp.	31,706	7,079
	NXP Semiconductors NV	34,690	6,762
	Teradyne Inc.	36,489	6,637
	Microchip Technology Inc.	123,799	6,633
	Hewlett Packard Enterprise Co.	301,671	6,598
*	Workday Inc. Class A	26,254	5,661
*	Teledyne Technologies Inc.	10,749	5,369
	HP Inc.	216,007	5,275
	Jabil Inc.	24,590	5,181
	Dell Technologies Inc. Class C	36,846	4,913
	VeriSign Inc.	19,283	4,859
*	ON Semiconductor Corp.	94,076	4,726
	CDW Corp.	30,063	4,336
	Qnity Electronics Inc.	47,957	3,889
*	First Solar Inc.	11,564	3,156
*	Akamai Technologies Inc.	33,020	2,956
	NetApp Inc.	24,286	2,709
*	PTC Inc.	14,573	2,557
*	Trimble Inc.	30,544	2,487
*	EPAM Systems Inc.	12,810	2,395
	Skyworks Solutions Inc.	33,905	2,236
*	F5 Inc.	7,130	1,705
*	Zebra Technologies Corp. Class A	6,382	1,613
	Gen Digital Inc.	54,143	1,428
			1,604,061
Materials (3.2%)
	Linde plc	107,616	44,157
	Newmont Corp.	252,088	22,872
	Freeport-McMoRan Inc.	329,369	14,156
	Air Products and Chemicals Inc.	51,084	13,336
	Corteva Inc.	155,791	10,511
	Nucor Corp.	52,656	8,398
	Ecolab Inc.	29,923	8,234

		Shares	Market Value ($000)
	Sherwin-Williams Co.	22,915	7,876
	Steel Dynamics Inc.	31,740	5,327
	PPG Industries Inc.	51,750	5,177
	International Paper Co.	120,997	4,777
	Amcor plc	528,363	4,502
	Smurfit WestRock plc	119,727	4,273
	Martin Marietta Materials Inc.	6,661	4,151
	International Flavors & Fragrances Inc.	58,718	4,080
	Dow Inc.	162,300	3,871
	DuPont de Nemours Inc.	95,912	3,814
	Albemarle Corp.	27,034	3,514
	Vulcan Materials Co.	11,534	3,428
	Ball Corp.	62,676	3,104
	Avery Dennison Corp.	17,906	3,086
	CF Industries Holdings Inc.	37,084	2,919
	LyondellBasell Industries NV Class A	58,903	2,886
	Packaging Corp. of America	10,249	2,092
	Mosaic Co.	73,180	1,792
*	Solstice Advanced Materials Inc.	36,458	1,738
			194,071
Real Estate (2.8%)
	Prologis Inc.	212,992	27,376
	American Tower Corp.	107,450	19,477
	Welltower Inc.	70,574	14,695
	Realty Income Corp.	209,846	12,089
	Digital Realty Trust Inc.	73,537	11,775
	Crown Castle Inc.	100,078	9,135
	Equinix Inc.	11,916	8,976
	Ventas Inc.	104,239	8,405
	VICI Properties Inc. Class A	245,144	7,065
*	CoStar Group Inc.	97,363	6,699
	Equity Residential	79,697	4,921
	SBA Communications Corp.	24,621	4,783
	Weyerhaeuser Co.	165,310	3,671
	Invitation Homes Inc.	129,213	3,644
	Extra Space Storage Inc.	26,748	3,562
	AvalonBay Communities Inc.	18,222	3,315
	Kimco Realty Corp.	155,487	3,212
	Healthpeak Properties Inc.	159,514	2,913
	Regency Centers Corp.	37,670	2,681
	BXP Inc.	33,707	2,439
	Mid-America Apartment Communities Inc.	15,856	2,155
	Essex Property Trust Inc.	7,688	2,027
	Alexandria Real Estate Equities Inc.	35,662	1,914
	Federal Realty Investment Trust	18,067	1,784
	UDR Inc.	38,088	1,387
	Camden Property Trust	12,014	1,278
	Host Hotels & Resorts Inc.	54,457	960
	Millrose Properties Inc.	102	3
			172,341
Utilities (3.9%)
	Southern Co.	252,398	22,999
	Duke Energy Corp.	178,410	22,112
	American Electric Power Co. Inc.	122,677	15,184
	Sempra	149,701	14,180
	NextEra Energy Inc.	155,870	13,450
	Dominion Energy Inc.	195,794	12,290
	Xcel Energy Inc.	135,827	11,153
	Exelon Corp.	231,601	10,913
	Entergy Corp.	102,532	9,999
	Consolidated Edison Inc.	82,712	8,301
	WEC Energy Group Inc.	73,826	8,274
	PG&E Corp.	504,875	8,139
	Ameren Corp.	62,152	6,610
	DTE Energy Co.	47,591	6,521
	Atmos Energy Corp.	36,899	6,508
	CenterPoint Energy Inc.	149,657	5,983
	American Water Works Co. Inc.	44,733	5,818
	Eversource Energy	85,287	5,730

			Shares	Market Value ($000)
		FirstEnergy Corp.	119,160	5,686
		Edison International	88,254	5,197
		CMS Energy Corp.	68,637	5,178
		Public Service Enterprise Group Inc.	60,655	5,066
		NiSource Inc.	108,295	4,779
		Evergy Inc.	52,935	4,110
		Alliant Energy Corp.	59,104	4,106
		PPL Corp.	81,472	3,006
		Pinnacle West Capital Corp.	27,549	2,503
		AES Corp.	163,426	2,298
				236,093
Total Common Stocks (Cost $5,120,192)				6,085,823
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $9,827)	4.024%	98,280	9,828
Total Investments (99.9%) (Cost $5,130,019)				6,095,651
Other Assets and Liabilities—Net (0.1%)				5,267
Net Assets (100%)				6,100,918
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,596.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,690 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	30	10,289	154

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/31/2026	BANA	4,712	(3.880)	89	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,085,823	—	—	6,085,823
Temporary Cash Investments	9,828	—	—	9,828
Total	6,095,651	—	—	6,095,651

Derivative Financial Instruments
Assets
Futures Contracts[1]	154	—	—	154
Swap Contracts	—	89	—	89
Total	154	89	—	243
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.